SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	20-40 years
Furniture, fixtures and equipment	3-10 years
Motor vehicles	5 years

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

			Fair Value Measurements at Reporting Date Using
A s of December 31,	Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2018	Equity securities with readily determinable fair value	4,111	4,111
2018	Available-for-sale debt securities	320		320
2019	Equity securities with readily determinable fair value	2,908	2,908
2019	Available-for-sale debt securities	220		220

Schedule of assets measured at fair value on a non-recurring basis

			Fair Value Measurements at Reporting Date Using
Years Ended December 31,	Description	Fair Value for Years Ended December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Loss for the Year
2017	Property and equipment	52			52	169
2018	Property and equipment	10			10	35
2019	Property and equipment	—			—	3
2019	Long-term Investment	—			—	10

Schedule of share-based compensation expense recognized

	Years Ended December 31,
	2017	2018	2019
Hotel operating costs	20	27	35
Selling and marketing expenses	2	3	3
General and administrative expenses	44	53	72

Total	66	83	110

Summary of group's consolidated balance sheet upon adoption of ASU 2016-02
The impact on the Group’s consolidated balance sheet upon adoption of ASU 2016-02 was as follows:

	December 31, 2018	January 1, 2019
	As reported	Effect of adoption ASU 2016-02	As adjusted
Assets
Prepaid rent	955	(955)	—
Intangible assets, net	1,834	(181)	1,653
Operating lease right-of-use assets	—	18,940	18,940

Total assets	2,789	17,804	20,593

Accrued expenses and other current liabilities	1,607	(126)	1,481
Deferred rent	1,507	(1,507)	—
Other long-term liabilities	453	(1)	452
Operating lease liability, current	—	2,733	2,733
Operating lease liability, noncurrent	—	16,705	16,705

Total liabilities	3,567	17,804	21,371